Plan Termination	12 Months Ended
Jan. 31, 2026
EBP 004
EBP, Description of Plan [Line Items]
Plan Termination	Plan Termination
While there is no intention to do so, the Company may terminate the Plan and discontinue its contributions at any time subject to the provisions of the Puerto Rico Code and ERISA. In the event of complete or partial Plan termination, any unvested amounts in participants' accounts shall become fully vested. The Plan shall remain in effect and the assets shall be administered in the manner provided by the terms of the trust agreement and distributed as soon as administratively feasible.